Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 155,716,277	980,062,680	826,562,667	1,037,701,040
Adjustments for:
Share-based compensation cost	16,640,958	104,736,527	96,785,403	77,888,793
Depreciation and amortization expense	27,015,006	170,029,747	95,995,702	65,059,775
Exchange loss	1,270,131	7,994,077	5,802,680	758,889
Share of loss from equity investments	250,164	1,574,506	8,092,328	4,088,738
Loss from disposal of property, equipment and software	323,677	2,037,189	1,111,034	956,566
Deferred income tax	9,159,439	57,648,595	(3,378,084)	(6,672,335)
Provision for doubtful accounts	0	0	9,817,494	0
Provision for film and television cost	0	0	4,812,737	0
Excess tax benefits from share-based payment arrangements	0	0	769,168	0
Changes in assets and liabilities:
Accounts receivable	(132,320)	(832,797)	(13,430,678)	(52,172,840)
Current prepayments and other assets	(18,342,422)	(115,445,371)	(11,941,564)	(15,648,807)
Film and television cost	(4,581,874)	(28,837,856)	41,566,160	1,081,731
Due from/to related parties	(405,075)	(2,549,500)	(2,787,016)	1,563,916
Non-current prepayments and other assets	(5,296,806)	(33,337,565)	(11,132,139)	3,629,432
Accounts payable	(2,539,017)	(15,980,321)	(4,018,752)	40,616,081
Advances from customers	519,681	3,270,821	24,289,311	8,599,884
Salary and welfare payable	6,497,757	40,896,232	49,706,027	36,583,927
Taxes payable	744,832	4,687,895	(10,724,511)	14,781,543
Accrued expenses and other liabilities	(4,194,259)	(26,398,249)	5,187,415	6,966,190
Deferred revenues	350,808	2,207,949	25,863,964	53,746,697
Net cash provided by operating activities	182,996,957	1,151,764,559	1,138,949,346	1,279,529,220
Cash flows from investing activities:
Purchase of property, equipment and software	(11,582,435)	(72,898,685)	(118,261,994)	(101,956,994)
Cash paid for construction in progress	(14,066,378)	(88,532,375)	(126,364,817)	(62,074,145)
Purchase of intangible assets	(2,604,770)	(16,394,162)	(34,474,450)	(4,829,155)
Payment for product development costs	(1,755,610)	(11,049,635)	(25,342,261)	0
Decrease / (increase) of restricted cash and restricted time deposit	(84,311,924)	(530,650,817)	(120,000,000)	145,351,724
Cash paid for equity investments	(1,716,476)	(10,803,330)	0	(10,000,000)
Cash paid for equity investment in a related party			(27,000,000)
Cash received from disposal of equity investment	1,578,433	9,934,500	0	0
Cash paid for business acquisitions, net of cash acquired	(49,081,229)	(308,912,346)	(232,038,527)	(172,199,707)
Cash received from disposal of business to a related party, net of cash disposed	45,107,422	283,901,605	0	0
Purchase of short-term investments	(125,321,704)	(788,762,275)	(1,226,000,000)	(70,000,000)
Maturities of short-term investments	165,119,306	1,039,244,400	866,000,000	90,000,000
Purchase of time deposits	0	0	(280,000,000)	0
Increase in loan receivable	(1,211,630)	(7,625,880)	0	(3,000,000)
Decrease in loan receivable	0	0	0	9,980,000
Net cash used in investing activities	(79,846,995)	(502,549,000)	(1,323,482,049)	(178,728,277)
Cash flows from financing activities:
Exercises of share options	1,240,997	7,810,709	9,475,772	14,615,293
Repurchase of shares	(70,589,511)	(444,283,323)	0	(881,456,089)
Capital contribution from non-controlling interest and VIE shareholders	981,268	6,176,000	160,000	0
Short-term bank loans	89,098,985	560,780,100	0	0
Net cash (used in) / provided by financing activities	20,731,739	130,483,486	9,635,772	(866,840,796)
Effect of exchange rate changes on cash and cash equivalents	(2,717,985)	(17,106,728)	(4,647,047)	129,278
Net increase / (decrease) in cash	121,163,716	762,592,317	(179,543,978)	234,089,425
Cash and cash equivalents, beginning of the period	220,470,802	1,387,621,178	1,567,165,156	1,333,075,731
Cash and cash equivalents, end of the period	341,634,518	2,150,213,495	1,387,621,178	1,567,165,156
Supplemental schedule of non-cash financing activities:
Contingent liability incurred from Xinbaoyuan and Baohong acquisition	0	0	(81,729,472)	0
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	$ (14,997,049)	(94,389,925)	(93,623,886)	(54,963,960)